Intangible Assets, Net (Details) - Schedule of future amortization of intangible asset	Dec. 31, 2022 USD ($)
Schedule Of Future Amortization Of Intangible Asset Abstract
2022	$ 379,668
2023	759,335
2024	759,335
2025	759,335
2026	759,335
Thereafter	10,844,645
Total	$ 14,261,652